Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	Arco Platform Ltd.
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Trading Symbol	ARCE
Security Exchange Name	NASDAQ
Document Shell Company Report	false
Entity Incorporation, State or Country Code	E9
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Central Index Key	0001740594
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A
Document and Entity Information
Entity Common Stock, Shares Outstanding	30,186,715
Class B
Document and Entity Information
Entity Common Stock, Shares Outstanding	27,400,848